Legal and other reserves - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 22,187,000	$ 14,643,000
Distributable retained earnings	0
Retained earnings, unappropriated	$ 824,114,000